Income tax expense_Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Gain on valuation of financial assets at FVTOCI	₩ 4,628	₩ 27,849
Gain on valuation of equity method investments	3,133	1,748
Gain on foreign currency translation of foreign operations	10,883	3,774
Remeasurements of the net defined benefit liability	101,128	102,120
Gain on derivatives designated as cash flow hedge	556	280
Total	₩ 120,328	₩ 135,771